Long-Term Incentive Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Compensation expense	$ 5	$ 9
Unrecognized compensation expense	69
Additional unrecognized compensation cost to be recognized in remainder of 2015	17
Unrecognized compensation cost to be recognized over the remaining requisite service periods subsequent to 2015	36		$ 3
Unrecognized compensation cost to be recognized upon a specified capital transaction	$ 16
Restricted stock
Number of Shares
Non-vested at December 31, 2014 (in shares)	1,033,394
Granted (in shares)			1,131,154
Vested (in shares)			1,929
Forfeited (in shares)			95,831
Non-vested at March 31, 2015 (in shares)			1,033,394
Weighted Average Grant Date Fair Value per Share
Non-Vested (in dollars per shares)			$ 19.80
Granted (in dollars per share)			19.80
Vested (in dollars per shares)			19.82
Forfeited (in dollars per share)			$ 19.82
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Compensation expense			$ 5
EP Energy Corporation | Restricted stock
Number of Shares
Non-vested at December 31, 2014 (in shares)	1,033,394
Granted (in shares)	3,538,385
Vested (in shares)	(2,564)
Forfeited (in shares)	(7,223)
Non-vested at March 31, 2015 (in shares)	4,561,992		1,033,394
Weighted Average Grant Date Fair Value per Share
Non-Vested (in dollars per shares)	$ 11.72		$ 19.80
Granted (in dollars per share)	9.38
Vested (in dollars per shares)	19.82
Forfeited (in dollars per share)	$ 16.21